Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
ASSETS
Cash and due from banks	$ 7,512	$ 6,437
Interest-bearing deposits with banks	109,417	169,930
Cash and interest bearing deposits with banks	116,929	176,367
Trading loans, securities, and other	220,136	175,770
Non-trading financial assets at fair value through profit or loss	7,395	5,869
Derivatives	82,972	78,061
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	126,369	93,897
Total trading and non trading financial assets	443,858	360,014
Debt securities at amortized cost, net of allowance for credit losses	240,439	271,615
Securities purchased under reverse repurchase agreements	247,078	208,217
Loans
Residential mortgages	315,063	331,649
Consumer instalment and other personal	259,033	228,382
Credit card	41,662	40,639
Business and government	345,943	356,973
Total loans	961,701	957,643
Allowance for loan losses	(8,689)	(8,094)
Loans, net of allowance for loan losses	953,012	949,549
Other
Investment in Schwab	0	9,024
Goodwill	18,980	18,851
Other intangibles	3,409	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10,132	9,837
Deferred tax assets	5,388	4,937
Amounts receivable from brokers, dealers, and clients	27,345	22,115
Other assets	27,988	28,181
Total other miscellaneous assets	93,242	95,989
Total assets	2,094,558	2,061,751
LIABILITIES
Trading deposits	37,882	30,412
Derivatives	79,356	68,368
Securitization liabilities at fair value	25,283	20,319
Financial liabilities designated at fair value through profit or loss	197,635	207,914
Total financial liabilities other than non-trading deposits and other	340,156	327,013
Deposits
Personal	650,396	641,667
Banks	27,233	57,698
Business and government	589,475	569,315
Total deposits, other than trading	1,267,104	1,268,680
Other
Obligations related to securities sold short	43,795	39,515
Obligations related to securities sold under repurchase agreements	221,150	201,900
Securitization liabilities at amortized cost	14,841	12,365
Amounts payable to brokers, dealers, and clients	27,434	26,598
Insurance contract liabilities	7,278	7,169
Other liabilities	34,240	51,878
Total other miscellaneous liabilities	348,738	339,425
Subordinated notes and debentures	10,733	11,473
Total liabilities	1,966,731	1,946,591
EQUITY
Contributed surplus	285	204
Retained earnings	78,320	70,826
Accumulated other comprehensive income (loss)	12,874	7,904
Total equity	127,827	115,160
Total liabilities and equity	2,094,558	2,061,751
Common shares [member]
EQUITY
Issued capital	24,727	25,373
Treasury shares	0	(17)
Total equity	24,727	25,373
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	11,625	10,888
Treasury shares	(4)	(18)
Total equity	$ 11,625	$ 10,888